Segment Reporting	12 Months Ended
May. 02, 2015
Segment Reporting
19.	Segment Reporting

The Company’s three operating segments are B&N Retail, B&N College and NOOK.

B&N Retail

This segment includes 648 bookstores as of May 2, 2015, primarily under the Barnes & Noble Booksellers trade name. The 648 Barnes & Noble stores generally offer a dedicated NOOK® area, a comprehensive trade book title base, a café, and departments dedicated to Juvenile, Toys & Games, DVDs, Music, Gift, Magazine and Bargain products. The stores also offer a calendar of ongoing events, including author appearances and children’s activities. The B&N Retail segment also includes the Company’s eCommerce website, barnesandnoble.com, and its publishing operation, Sterling Publishing.

B&N College

This segment includes 724 stores as of May 2, 2015, that are primarily school-owned stores operated under contracts by B&N College and include sales of digital content within the higher education marketplace through Yuzu™. These B&N College stores generally offer course-related materials, which include new and used print textbooks and digital textbooks, which are available for sale or rent, emblematic apparel and gifts, trade books, computer products, NOOK® products and related accessories, school and dorm supplies, convenience and café items and graduation products.

NOOK

This segment includes the Company’s digital business, including the development and support of the Company’s NOOK® product offerings. The digital business includes digital content such as eBooks, digital newsstand, apps and sales of NOOK® devices and accessories to third-party distribution partners, B&N Retail and B&N College.

Summarized financial information concerning the Company’s reportable segments is presented below:

Sales by Segment	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013
B&N Retail	$4,108,243	$4,295,110	$4,568,243
B&N College	1,772,389	1,748,042	1,763,248
NOOK	263,833	505,862	780,433
Elimination	(74,968)	(167,657)	(272,919)

Total	$6,069,497	$6,381,357	$6,839,005

Sales by Product Line	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013
Media (a)	70%	68%	67%
Digital (b)	5%	9%	12%
Other (c)	25%	23%	21%

Total	100%	100%	100%

Depreciation and Amortization	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013
B&N Retail	$104,373	$125,991	$148,855
B&N College	50,509	48,014	46,849
NOOK	39,292	42,802	31,430

Total	$194,174	$216,807	$227,134

Operating Profit/(Loss)	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013
B&N Retail	$218,126	$228,062	$227,235
B&N College	40,611	66,536	64,609
NOOK	(125,564)	(260,406)	(511,848)

Total	$133,173	$34,192	$(220,004)

Capital Expenditures	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013
B&N Retail	$73,783	$66,763	$51,401
B&N College	48,452	38,253	38,760
NOOK	21,022	29,965	75,674

Total	$143,257	$134,981	$165,835

Total Assets(d)	As of May 2, 2015	As of May 3, 2014
B&N Retail	$2,029,137	$2,234,795
B&N College	1,094,353	1,146,475
NOOK	106,015	156,179

Total	$3,229,505	$3,537,449

(a)	Includes tangible books, music, movies, rentals and newsstand.
(b)	Includes NOOK®, related accessories, eContent and warranties.
(c)	Includes Toys & Games, café products, gifts and miscellaneous other.
(d)	Excludes intercompany balances.

A reconciliation of operating profit from reportable segments to income (loss) from continuing operations before taxes in the consolidated financial statements is as follows:

	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013
Reportable segments operating income (loss)	$133,173	$34,192	$(220,004)
Interest expense, net and amortization of deferred financing costs	(17,890)	(29,507)	(35,345)

Consolidated income (loss) before taxes	$115,283	$4,685	$(255,349)